Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets [Line Items]
Net book value	€ 1,071,666	€ 1,311,809
Building [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets [Line Items]
Net book value	1,028,098	1,292,717
Cars [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets [Line Items]
Net book value	43,568	19,092
Cost [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance, beginning	2,704,473	2,409,399
Additions	140,128	281,429
Exchange differences	(9,349)	13,645
Balance, ending	2,835,253	2,704,473
Cost [Member] | Building [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance, beginning	2,579,342	2,284,269
Additions	91,125	281,429
Exchange differences	(9,349)	13,645
Balance, ending	2,661,118	2,579,342
Cost [Member] | Cars [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance, beginning	125,130	125,130
Additions	49,004
Exchange differences
Balance, ending	174,134	125,130
Accumulated depreciation [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance, beginning	(1,392,664)	(1,001,321)
Depreciation charge for the year	(377,925)	(384,432)
Exchange differences	7,003	(6,911)
Balance, ending	(1,763,586)	(1,392,664)
Accumulated depreciation [Member] | Building [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance, beginning	(1,286,625)	(925,306)
Depreciation charge for the year	(353,398)	(354,408)
Exchange differences	7,003	(6,911)
Balance, ending	(1,633,020)	(1,286,625)
Accumulated depreciation [Member] | Cars [Member]
Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Right-of-Use Assets [Line Items]
Balance, beginning	(106,039)	(76,015)
Depreciation charge for the year	(24,527)	(30,024)
Exchange differences
Balance, ending	€ (130,566)	€ (106,039)